Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
State
Net operating loss carryforwards
Net operating loss carryforwards	$ 106.3
Federal
Net operating loss carryforwards
Net operating loss carryforwards	$ 122.7